Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Statement [Abstract]
Interest and fees income	¥ 1,538,620,115	¥ 1,754,595,020	¥ 1,731,352,575
Interest expenses on interest-bearing borrowings	(794,518,514)	(723,081,286)	(784,776,537)
Net interest and fees income	744,101,601	1,031,513,734	946,576,038
Net revenue under the commercial bank partnership model	97,127,306	87,936,005	57,551,005
Collaboration cost for sales partners	(252,881,333)	(343,508,143)	(320,826,549)
Net interest and fees income after collaboration cost	588,347,574	775,941,596	683,300,494
Provision for credit losses, net of increase in guaranteed recoverable assets	(105,216,440)	(177,282,998)	(238,084,863)
Provision for cost method investment		(5,907,577)
Net interest and fees income after collaboration cost and provision	483,131,134	592,751,021	445,215,631
Realized gains/(losses) on sales of investments, net	(4,125,037)	6,548,484	20,566,672
Net losses on sales of loans	(6,497,731)	(17,190,545)	(44,554,948)
Other gains/(losses), net	(24,400,913)	4,847,597	89,914,038
Total non-interest (losses)/income, net	(35,023,681)	(5,794,464)	65,925,762
Operating expenses
Employee compensation and benefits	(155,735,239)	(204,573,389)	(197,035,872)
Share-based compensation expenses	(14,898,534)	(7,517,349)	(5,774,266)
Taxes and surcharges	(26,168,730)	(31,343,671)	(35,890,761)
Operating lease cost	(15,693,697)	(16,366,797)	(13,966,943)
Other expenses	(187,322,734)	(121,520,772)	(85,889,497)
Total operating expenses	(399,818,934)	(381,321,978)	(338,557,339)
Income before income tax expense	48,288,519	205,634,579	172,584,054
Income tax expense	(10,504,073)	(41,017,018)	(37,232,643)
Net income	37,784,446	164,617,561	135,351,411
Other comprehensive income
Foreign currency translation adjustment	524,149	867,116	15,181,518
Comprehensive income	38,308,595	165,484,677	150,532,929
Less: net income attributable to non-controlling interests		19,377,314	970,379
Total comprehensive income attributable to ordinary shareholders	¥ 38,308,595	¥ 146,107,363	¥ 149,562,550